DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
401K RETIREMENT SAVINGS PLAN
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

NOTE 1 - DESCRIPTION OF PLAN

The following brief description of the Energy Services of America Staff 401k Retirement Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

GENERAL - The Plan, formerly known as the C.J. Hughes Construction Company, Inc. Management 401k Retirement Plan, was established effective January 1, 1992. Effective November 2009, the Nitro Electric 401k Plan was merged into the Plan, and effective January 1, 2010, the Plan was renamed the Energy Services of America Staff 401k Retirement Savings Plan. The Plan is a defined contribution plan, subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Plan provides retirement benefits to all qualifying employees of Energy Services of America Corporation (Energy Services of America), C.J. Hughes Construction Company, Inc., Contractors Rental Corporation, Nitro Construction Services, Inc., SQP Construction Group, Inc., West Virginia Pipeline Acquisition Co., Tri-State Paving and Sealcoating Inc., Ryan Construction Services Corporation, and Tribute Contracting & Consultants, LLC, collectively referred to as the Employers. Qualifying employees, defined as all employees except those represented through a collective bargaining agreement, non-resident aliens, part-time/temporary/seasonal employees (employee whose regularly scheduled service is less than 1,000 hours), residents of Puerto Rico, and leased employees, become eligible to participate in the Plan after becoming at least 18 years of age with six months of service, as defined by the Plan. Entry dates are the first day of the plan year quarter coinciding with or next following date eligibility requirements are met. The Benefits Committee is responsible for oversight of the Plan, determines the appropriateness of the Plan’s investment offerings, and monitors investment performance. The Benefits Committee reports to the Energy Services of America Corporation Board of Directors.

CONTRIBUTIONS - Participants may elect to contribute up to the maximum percentage of compensation, as defined by the Plan, subject to certain dollar limitations under the Internal Revenue Code (IRC). Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants also may contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, collective investment trusts, and a unitized stock fund, the underlying assets of which consist primarily of Energy Services of America common stock. The Employers may make a discretionary matching contribution. Effective January 1, 2018, the Employers elected a discretionary match of 100% of the first 3% and 50% of the next 3% (up to 6%), not to exceed 4.5% of compensation as defined by the Plan. The Employers have elected to direct the investment of the discretionary matching contribution in a unitized stock fund consisting primarily of Energy Services of America common stock. The Employers may also make a discretionary profit-sharing contribution which would be allocated to qualifying participants using a pro-rata compensation based allocation formula. The Employers made no discretionary profit-sharing contributions during the year ended December 31, 2025.

As of December 31, 2025 and 2024, there were no unallocated employee deferrals, employer match, and loan principal payments.

PARTICIPANT ACCOUNTS - An individual account has been established for each participant into which employee contributions, employer matching and profit sharing contributions, and investment earnings are accumulated. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan based on participant earnings, account balances, or specific transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

VESTING - All participants are 100% vested in their individual account balances derived from elective deferrals and rollover contributions, as well as earnings thereon. Employer matching and discretionary profit-sharing contributions are vested as follows: less than one year of service - 0%; one year of service - 25%, two years of service - 50%, three years of service - 75%, four or more years of service - 100%.

NOTES RECEIVABLE FROM PARTICIPANTS - Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Participants may only have three outstanding loans at any time. The loans are secured by the balance in the participant’s account and bear interest at rates of Wall Street Prime plus 2%. Principal and interest are paid ratably at least bi-weekly through payroll deductions. Interest rates ranged from 4.25% to 10.50% at December 31, 2025 and December 31, 2024.

NOTE 1 - DESCRIPTION OF PLAN (Continued)

PAYMENT OF BENEFITS - In accordance with the Plan document, distribution of benefits upon the retirement, death, disability or termination of a participant, when requested, shall be made in the form of a lump-sum cash payment equal to the value of the participant’s vested interest in his or her account, or partial payments. Balances of $5,000 or less have an automatic lump-sum cash payment. In addition, the Plan allows for hardship distributions if certain criteria are met.

FORFEITED ACCOUNTS - At December 31, 2025 and 2024, forfeited non-vested accounts totaled $36,663 and $15,873, respectively. Forfeited accounts are used to reduce the Employers’ contributions or to pay administrative expenses of the Plan. During the year ended December 31, 2025, the Plan used $46,529 of forfeitures to pay administrative expenses and offset employer contributions.